Leases (Details)			12 Months Ended
		Jul. 06, 2022 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)
Leases [Line Items]
Depreciation of right-of-use assets					$ 79,625
Interest expense on lease liabilities		$ 1,265,043
Gain on lease modification			204,146
Discontinued operations [member]
Leases [Line Items]
Depreciation of right-of-use assets			5,608,917	7,521,846	5,231,093
Interest expense on lease liabilities				31,357	33,116
Right-of-use assets [member]
Leases [Line Items]
Depreciation of right-of-use assets	[1]		37,098	48,542	50,071
Right-of-use assets [member]
Leases [Line Items]
Depreciation expense			$ 294,942	$ 362,005	$ 120,236

[1]	Depreciation of right-of-use assets recognized as an expense in cost of sales is included in Net income (loss) and comprehensive income (loss) from discontinued operations